Consolidated Statements of Changes in Equity - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Jun. 30, 2023	$ 85,716,578	$ 18,138	$ 291,443	$ 664,004	$ (10,345,832)	$ 974	$ 76,345,305
Balance, shares at Jun. 30, 2023	1,552,762	9,069,000
Reverse split shares	$ (810)						(810)
Reverse split shares, shares	(196)
Exercise of warrants	$ 329,480						329,480
Exercise of warrants, shares	109,092
Options granted for services	$ 313,940						313,940
Issuance of shares for services	485,000						485,000
Warrants modification	239,308						239,308
Issuance shares for private placement	$ 4,920,800						4,920,800
Issuance shares for private placement, shares	2,000,000
Net loss for the year				(6,055,713)		(936)	(6,056,649)
Foreign currency translation adjustments					(165,485)	4	(165,481)
Balance at Jun. 30, 2024	$ 92,004,296	$ 18,138	291,443	(5,391,709)	(10,511,317)	42	76,410,893
Balance, shares at Jun. 30, 2024	3,661,658	9,069,000
Options granted for services	$ 183,127						183,127
Issuance of shares for services	282,917						282,917
Issuance shares for private placement	$ 5,879,390						5,879,390
Issuance shares for private placement, shares	1,200,000
Net loss for the year				(5,101,237)			(5,101,237)
Foreign currency translation adjustments					1,097,734	1	1,097,735
Issuance shares for services, shares	50,000
Issuance shares for long term investment	$ 19,000,000						19,000,000
Issuance shares for long term investment, shares	250,000
Balance at Jun. 30, 2025	$ 117,349,730	$ 18,138	291,443	(10,492,946)	(9,413,583)	43	97,752,825
Balance, shares at Jun. 30, 2025	5,161,658	9,069,000
Net loss for the year				(27,629,171)			(27,629,171)
Foreign currency translation adjustments					4,614,112	2	4,614,114
Share-based compensation	$ 286,500						286,500
Share based compensation for services, shares	30,000
Issuance of shares for warrants exercised
Issuance shares for warrants excercised, shares	310,000
Balance at Jun. 30, 2026	$ 117,636,230	$ 18,138	$ 291,443	$ (38,122,117)	$ (4,799,471)	$ 45	$ 75,024,268
Balance, shares at Jun. 30, 2026	5,501,658	9,069,000